Payroll, Social Charges and Accruals (Tables)	12 Months Ended
Dec. 31, 2021
Payroll Social Charges And Accruals
Schedule of payroll social charges and accruals

	12.31.2021	12.31.2020
Social security liabilities
Taxes and social contribution	46,245	42,748
Social security charges on paid vacation and 13th salary	17,792	29,742
	64,037	72,490
Labor liabilities
Vacation	107,471	100,175
Provisons for performance and profit sharing	364,701	483,110
Voluntary dismissal program	68,601	28,071
Other liabilities	-	200
	540,773	611,556
	604,810	684,046